Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Debt Financial Instruments - Debt Instruments Valued At Fair Value - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Financial Instruments at fair value through OCI
Total	$ 3,786,525	$ 3,967,392
Debt financial instruments from the Central Bank of Chile [Member] | At fair value [member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Debt Financial Instruments at fair value through OCI
Instruments issued by the Chilean Government and Central Bank of Chile	473,642
Bonds and Promissory notes from the Chilean Government [Member] | At fair value [member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Debt Financial Instruments at fair value through OCI
Instruments issued by the Chilean Government and Central Bank of Chile	1,362,510	2,254,578
Other fiscal debt financial instruments [Member] | At fair value [member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Debt Financial Instruments at fair value through OCI
Instruments issued by the Chilean Government and Central Bank of Chile	1,500	4,279
Debt financial instruments from other domestic banks [Member] | At fair value [member] | Other Instruments Issued in Chile [Member]
Debt Financial Instruments at fair value through OCI
Other Instruments Issued in Chile	1,681,744	1,494,914
Bonds and trade effects from domestic companies [Member] | At fair value [member] | Other Instruments Issued in Chile [Member]
Debt Financial Instruments at fair value through OCI
Other Instruments Issued in Chile	59,921	45,994
Other debt financial instruments issued in the country [Member] | At fair value [member] | Other Instruments Issued in Chile [Member]
Debt Financial Instruments at fair value through OCI
Other Instruments Issued in Chile
Financial instruments from foreign Central Banks [Member] | At fair value [member] | Instruments Issued Abroad [Member]
Debt Financial Instruments at fair value through OCI
Instruments Issued Abroad
Financial instruments from foreign governments and fiscal entities [Member] | At fair value [member] | Instruments Issued Abroad [Member]
Debt Financial Instruments at fair value through OCI
Instruments Issued Abroad	43,294	42,017
Debt financial instruments from other foreign banks [Member] | At fair value [member] | Instruments Issued Abroad [Member]
Debt Financial Instruments at fair value through OCI
Instruments Issued Abroad	163,914	125,610
Bonds and trade effects from foreign companies [Member] | At fair value [member] | Instruments Issued Abroad [Member]
Debt Financial Instruments at fair value through OCI
Instruments Issued Abroad
Other debt financial instruments issued abroad [Member] | At fair value [member] | Instruments Issued Abroad [Member]
Debt Financial Instruments at fair value through OCI
Instruments Issued Abroad